Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2022	2021
Other non-current assets	€ million	€ million
VAT receivables	—	214
Retirement benefit surplus (Note 16)	135	194
Investments	35	40
Other	82	86
Total other non-current assets	252	534

Summary of non-current investments
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2022	2021
Investments	€ million	€ million
Investments accounted using equity method	33	35
Financial assets at fair value through other comprehensive income	2	5
Total investments	35	40